Bank borrowings - Borrowing detail by currency - (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings [abstract]
Non-Current Amount	$ 14,913	$ 15,774
Current Amount	31,635	62,059
Total	46,548	77,833
US Dollars
Borrowings [abstract]
Non-Current Amount	13,230	13,230
Current Amount		170
Total	13,230	13,400
Euros
Borrowings [abstract]
Non-Current Amount	1,683	2,544
Current Amount	31,635	61,889
Total	$ 33,318	$ 64,433